August 18, 2006
VIA EDGAR, FAX AND FEDERAL EXPRESS
Gary Newberry
Division of Corporate Finance
United States Securities and Exchange Commission
Mail Stop 7010
100 F Street, N.E.
Washington, D.C. 20549-7010

Re:	Darling International Inc.
Form 10-K for Fiscal Year Ended December 31, 2005
Filed March 16, 2006
File No. 1-13323
Dear Mr. Newberry:
     On behalf of Darling International Inc., a Delaware corporation (the “Company”), I hereby submit the following statement pursuant to the comments made by the staff (“Staff”) of the Securities and Exchange Commission (the “Commission”) in its letter of August 8, 2006 addressed to the Company in connection with the Company’s Form 10-K filed on March 16, 2006 (the “Form 10-K”) and the Company’s Form 8-K/A filed on July 28, 2006 (together with the Form 10-K, the “Filings”).
     The Company acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the Filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely yours,
/s/ John O. Muse
John O. Muse
Executive Vice President -
Finance and Administration